9. Commitments	12 Months Ended
Nov. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments

On August 1, 2013, the Company entered into an engagement letter with Clear Financial Solutions, Inc., (“Clear Financial”). On December 5, 2013, the Company and Clear Financial entered into Amendment No. 1 to the Engagement Letter.

Under the Engagement Letter, Clear Financial will provide certain financial consulting services to the Company and Mr. Steven M. Plumb, founder and President of Clear Financial, will serve as the Chief Financial Officer of the Company. As compensation for the services provided, the Company will pay Clear Financial a fee of $4,500 per month and has agreed to issue up to 1,000,000 shares of the Common Stock to Mr. Plumb. The Engagement Letter has an initial term of one year and will automatically renew for successive one-year periods until terminated by either party upon 60 days’ written notice prior to the end of the then current term. Mr. Plumb has been paid $18,000 under the agreement during the year ended November 30, 2013 and $57,500 during the year ended November 30, 2014. In February 2014, the Company issued Mr. Plumb 500,000 shares of restricted common stock of the Company. On February 6, 2015, the Company issued the remaining 500,000 shares.

The Engagement Letter further provides that Clear Financial may from time to time bring oil and gas investment opportunities to the Company’s attention. Pursuant to the Engagement Letter, the Company will assign a 1% carried interest to each of Mr. Plumb and/or Mr. Jerry Walters, a principal of Clear Financial, with respect to each oil and gas investment opportunity that Messrs. Plumb and/or Walters bring to the Company’s attention and in which the Company invests.

On August 19, 2014, Virtus Oil & Gas Corp. completed the acquisition of oil and gas leases issued by the U.S. Bureau of Land Management (the “BLM”) covering approximately 36,787 acres in Iron County, Utah (the “Tidewater Leases”) pursuant to a letter agreement entered into with Tidewater Oil & Gas Company, LLC (“Tidewater”) as of November 13, 2013 (as amended, the “Tidewater Agreement”).  The acreage subject to the Tidewater Leases is located in an area known as the Parowan Prospect in the Central Utah Overthrust region of southwestern Utah. Virtus acquired an 87.5% working interest and an 80% net revenue interest in the Leases.

The aggregate purchase price of the Leases was $290,000, which was paid in installments beginning in December 2013. Virtus made the final payment of the purchase price on August 1, 2014, and thereafter the Company and Tidewater subsequently prepared and executed the appropriate assignments and other forms required by the BLM and the county clerk to reflect the assignment of the Leases from Tidewater to Virtus. Tidewater’s sale of the leases was subject to the approval of the U.S. District Court for the District of Colorado (the “Bankruptcy Court”), which is presiding over Tidewater’s Chapter 11 bankruptcy proceedings. The Bankruptcy Court approved the sale of the leases on December 11, 2013.

The Tidewater Agreement contemplates the drilling of an initial 12,000 foot vertical test well in the Jurassic-Navajo, Permian-Kaibab formation on the leases. Although Tidewater retained a 12.5% working interest in the Tidewater Leases, the Company agreed to pay 100% of the cost of drilling and completing this test well, which is estimated to be approximately $2.5 million. The Company has agreed to pre-pay such costs at least 30 days prior to the spud date, which was originally required to be no later than February 3, 2015. However, the Company and Tidewater extended the date to September 1, 2015, by a First Amendment to Letter Agreement dated May 6, 2014. If the Company fails to prepay such costs, it will forfeit its interests in the Tidewater Leases to Tidewater, along with the purchase price and any other costs or fees paid under the Tidewater Agreement. On October 14, 2014, the Company paid $17,274 to Tidewater for reimbursement of costs. In addition to the payments made under the Tidewater Agreement, the Company incurred $171,584 in capitalized exploration costs for a total of $491,116.

On May 13, 2014, the Company appointed Rupert Ireland to serve as President, Chief Executive Officer, Secretary and Treasurer of the Company, effective immediately. In connection with Mr. Ireland’s appointment as President and Chief Executive Officer, the Company entered into an Employment Agreement, dated May 13, 2014, with Mr. Ireland. Pursuant to the Employment Agreement, Mr. Ireland will be paid a base salary of $120,000 per year and a signing bonus of $5,000. Mr. Ireland will also be entitled to receive up to 3,000,000 shares of the Common Stock to be issued in increments of 1,000,000 shares on May 13 2015, 2016 and 2017, if he continues to be employed. The Employment Agreement has an initial term of three years and will automatically renew for successive one-year periods until earlier terminated. The Employment Agreement may be terminated (i) at any time by the Company for “cause,” (ii) upon no less than 60 days’ written notice by either party for any reason, or (iii) upon no less than 30 days’ written notice by either party at the end of the original 3-year term or any renewal term. The Employment Agreement also terminates immediately upon Mr. Ireland’s death or disability.

If Mr. Ireland’s employment is terminated for “cause” by the Company, or if he voluntarily resigns, then he will forfeit any shares of Common Stock that have not yet been issued by the Company as of the date of such termination or resignation. If Mr. Ireland’s employment is terminated for any other reason, he will be entitled to receive the full 3,000,000 shares of Common Stock. The Employment Agreement defines “cause” as the willful and continued failure by Mr. Ireland to perform his duties, the conviction of a felony, or any other material conduct that is contrary to the best interests of the Company or adversely affects the reputation of the Company.

The fair market value of Mr. Ireland’s stock award was $2,550,000 on the date of grant. The Company is recognizing $70,833 per month in compensation related expense. During the year ended November 30, 2014, the Company recognized $460,414 in expense related to Mr. Ireland’s stock grant.

On June 1, 2014 (“effective date”), the Company entered into a consulting agreement with a company owned by Brett Murray, our Chief Operating Officer, to provide the services of a professional “landman” on its oil and gas leases. Pursuant to the agreement, the consultant will be paid a consulting fee of $9,000 per month.

The consultant will also be entitled to receive up to 2,000,000 shares of the Common Stock, $0.001 par value per share, on the following schedule: (i) one hundred twenty five thousand (125,000) shares of common stock on the effective date; (ii) three hundred seventy five thousand (375,000) shares on the one year anniversary of the effective date; and (iii) two hundred fifty thousand (250,000) shares on each six-month anniversary thereafter.

The agreement has an initial term of one year and will automatically renew for successive one-year periods unless either party provides the other party written notice of its intention to not renew the agreement at least thirty days prior to the end of the initial term.

As of November 30, 2014, 125,000 shares have vested and have not been issued. The Company has accrued stock compensation expense of $230,204. The shares will be issued during the fiscal year ended 2015.

On April 17, 2014 (“effective date”), the Company entered into an agreement with a consultant to provide geophysical services on its oil and gas leases. Pursuant to the agreement, the consultant will be paid a consulting fee of $5,000 per month.

The consultant will also be entitled to receive up to 100,000 shares of the Common Stock, $0.001 par value per share, on the following schedule: (i) fifty thousand (50,000) shares of common stock on the effective date; and (ii) in the event that the agreement is extended for an additional six months beyond the initial term, fifty thousand (50,000) shares on the six month anniversary of the effective date.

The agreement has an initial term of six months and will automatically renew for one additional six month period unless either party provides the other party written notice of its intention to not renew the agreement at least thirty days prior to the end of the initial term.

As of November 30, 2014, the 50,000 shares have not been issued and the Company has accrued stock compensation expense of $47,000. The shares will be issued during the fiscal year ended 2015.

The following table summarizes the commitments disclosed above, as of November 30, 2014;

Recipient	Total	Vested	Shares due at November 30, 2014

Rupert Ireland	3,000,000	-	3,000,000
Steven Plumb	1,000,000	500,000	500,000
Daniel Ferris	1,500,000	-	1,500,000
Brett Murray	2,000,000	125,000	1,875,000
Robert Benson	100,000	50,000	50,000
	7,600,000	675,000	6,925,000